Risk Management Activities - Additional Information (Details) $ in Millions			12 Months Ended
	Oct. 26, 2022 USD ($)	Oct. 25, 2022 USD ($)	Dec. 31, 2022 CAD ($) agency agreement	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($) agency	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Floating interest rates			15.00%	3.00%		15.00%	3.00%
Outstanding credit facilities			$ 449,000,000	$ (114,000,000)	$ (106,000,000)
Target percentage, four year period			60.00%
Target percentage, current period			90.00%
Target percentage, next year			70.00%
Target percentage, third year			50.00%
Target percentage, fourth year			30.00%
Sensitivity analysis average			$ 0.03	0.03	0.03
Maximum credit exposure			$ 64,000,000	37,000,000
Number of credit rating agency | agency			1			1
Debt maturing			$ 839,000,000
After-tax gain reclassified from AOCI to net earnings			(460,000,000)	(222,000,000)	(90,000,000)
Net unrealized gain			384,000,000	97,000,000	43,000,000
Gains on foreign exchange and other derivatives			20,000,000	6,000,000	11,000,000
Unrealised Gains On Change In Fair Value Of Derivatives			11,000,000	4,000,000
Unrealised loss on foreign exchange and other derivatives					(2,000,000)
Net realized gains on foreign exchange and other derivatives			31,000,000	2,000,000	13,000,000
Collateral provided			304,000,000	55,000,000
Cash collateral			260,000,000	18,000,000
Additional collateral requirement			$ 656,000,000	120,000,000
Number Of Below Investment Grade Ratings From Credit Rating Agencies | agency			2			2
Recourse Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt maturing			$ 400,000,000
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities			820,000,000	356,000,000
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
After-tax gain reclassified from AOCI to net earnings			$ (208,000,000)
Long-term debt | Net investment hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount						$ 370	$ 370
Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of agreements | agreement			2
Outstanding credit facilities			$ 433,000,000	0
Bond Lock Agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount							$ 150
Commodity Price Risk - Proprietary Trading
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk			4,000,000	2,000,000	1,000,000
Commodity Price Risk - Generation
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk			97,000,000	33,000,000	12,000,000
Commodity Price Risk - Generation - Mark To Market Value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk			54,000,000	51,000,000	15,000,000
Commodity Price Risk - Generation - virtual PPAs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk			26,000,000	14,000,000	$ 3,000,000
Interest rate risk | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 100	$ 100				$ 150
Interest rate risk | Interest rate swap | Fixed Blended Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed interest rate	470.00%	470.00%
Interest rate risk | TAPC Holdings LP bond (Poplar Creek)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			95,000,000	$ 104,000,000
Commodity risk management | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk			$ 0